Note 11 - Investments in Associates - Schedule of Equity Share of Net Assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Current assets	$ 31,997	$ 9,909
Non-current assets	76,322	75,203
Current liabilities	(2,835)	(1,864)
Company’s equity share of net assets of associate	25,963	29,456
Dolly Varden [member]
Statement Line Items [Line Items]
Current assets	62,718
Non-current assets	156,713
Current liabilities	(11,011)
Non-current liabilities	0
Net assets, 100%	208,420
Company’s equity share of net assets of associate	25,875	29,355	$ 36,126
Universal Mineral Services (UMS) [member]
Statement Line Items [Line Items]
Current assets	875
Non-current assets	1,796
Current liabilities	(1,256)
Non-current liabilities	(1,067)
Net assets, 100%	348
Company’s equity share of net assets of associate	$ 88	$ 101	$ 122